Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net earnings	$ 41,643	$ 40,889	$ 99,803
NCI share of earnings from discontinued operations		44	1,940
Items not affecting cash:
Depreciation and amortization	75,352	53,502	50,926
Deferred income tax	(23,868)	(18,660)	(64,512)
(Earnings) loss from equity method investments	(1,107)	(1,230)	3,475
Stock option expense	4,166	3,169	2,335
Other	4,899	3,323	4,278
Incremental tax benefit on stock options exercised	(2,360)	(200)	(465)
Changes in non-cash working capital:
Accounts receivable	(33,613)	(19,889)	(22,452)
Inventories	(1,226)	(3,046)	(2,359)
Prepaid expenses and other current assets	(2,982)	(3,897)	(1,796)
Accounts payable	(2,455)	(963)	10,956
Accrued liabilities	44,447	28,979	(7,325)
Income tax payable	(421)	11,842	(1,383)
Unearned revenues	901	48	(2,946)
Other liabilities	12,901	9,080	9,739
Net cash provided by operating activities	116,277	102,991	80,214
Investing activities
Acquisitions of businesses, net of cash acquired (note 3)	(37,735)	(19,153)	(22,975)
Disposal of business, net of cash disposed (note 4)	49,460
Purchases of fixed assets	(34,824)	(44,395)	(37,400)
Changes in restricted cash	(1,964)	844	(156)
Other investing activities	(2,234)	850	1,685
Net cash used in investing activities	(27,297)	(61,854)	(58,846)
Financing activities
Increase in long-term debt	551,932	395,584	207,816
Repayment of long-term debt	(516,479)	(376,349)	(133,854)
Financing fees paid	(546)	(1,808)
Purchases of non-controlling interests	(6,937)	(8,040)	(56,621)
Sale of interests in subsidiaries to non-controlling interests	1,233	1,608	1,014
Contingent acquisition consideration paid	(1,994)	(7,133)	(1,623)
Proceeds received on exercise of stock options	7,467	6,933	5,190
Incremental tax benefit on stock options exercised	2,360	200	465
Dividends paid to preferred shareholders	(2,537)	(9,603)	(9,971)
Dividends paid to common shareholders	(6,890)
Distributions paid to non-controlling interests	(22,001)	(16,321)	(10,617)
Repurchases of Subordinate Voting Shares	(14,554)	(7,314)	(20,308)
Repurchases of Preferred Shares		(9,896)	(3,746)
Redemption of Preferred Shares	(39,232)
Net cash used in financing activities	(48,178)	(32,139)	(22,255)
Effect of exchange rate changes on cash	(6,782)	1,887	(1,673)
Increase (decrease) in cash and cash equivalents	34,020	10,885	(2,560)
Cash and cash equivalents, beginning of year	108,684	97,799	100,359
Cash and cash equivalents, end of year	$ 142,704	$ 108,684	$ 97,799